LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Loss Per Share Calculation

Loss per share is calculated as follows:

	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2014
	RMB	RMB	RMB	US$ (Note 3)
Numerator:
Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	(514,002,092)	(526,261,572)	(86,622,470)	(13,961,007)
Accretion on redeemable noncontrolling interest	0	0	(21,076,744)	(3,396,955)
Net loss attributable to ordinary shareholders	(514,002,092)	(526,261,572)	(107,699,214)	(17,357,962)

Denominator:
Denominator for basic and diluted loss per share – weighted-average shares outstanding	24,494,046	23,174,823	23,164,695	23,164,695

Loss per share
- Basic and diluted	(20.98)	(22.71)	(4.65)	(0.75)